Loan and Dividend Restrictions (Details) $ in Billions	Dec. 31, 2021 USD ($)
Bank [Member]
Loan and Dividend Restrictions [Line Items]
Statutory accounting practices, statutory amount available for dividend payments without regulatory approval	$ 5.1
Nonbank Subsidiaries [Member]
Loan and Dividend Restrictions [Line Items]
Statutory accounting practices, statutory amount available for dividend payments without regulatory approval	$ 28.3